OTHER LONG-TERM ASSETS	12 Months Ended
Dec. 31, 2019
Other Long-Term Assets [Abstract]
OTHER LONG-TERM ASSETS
12. OTHER LONG-TERM ASSETS

As at	December 31, 2019	December 31, 2018
Investments in equity securities	$253,540	$141,781
Warrant investments	1,605	1,209
Deposits and other	184	22,102
	$255,329	$165,092

Investments in equity securities

Changes in the investments in equity securities for the years ended December 31, 2019 and 2018 are as follows:

	Year ended December 31, 2019	Year ended December 31, 2018
Balance, beginning of year	$141,781	$100,109
Acquisition of investments	34,026	66,124
Disposition of investments	—	(525)
Unrealized gain (loss)	68,891	(13,316)
Foreign currency translation	8,842	(10,611)
Investments in equity securities, end of year	$253,540	$141,781

The fair value of the investments and warrants held as at December 31, 2019 and December 31, 2018 are as follows:

Investments in equity securities	Shares held at December 31, 2019	Fair value as at December 31, 2018	Purchase/(sales)	Unrealized gain/(loss)	Foreign currency translation	Fair value as at December 31, 2019
Bonterra Resources Inc.	8,510,629	$8,472	$6,397	($694)	$571	$14,746
Osisko Mining Inc.	32,627,632	73,452	—	24,135	4,170	101,757
Novo Resources Corp.	29,830,268	54,249	—	30,214	3,057	87,520
Wallbridge Mining Company Ltd.	57,000,000	—	24,434	14,687	822	39,943
Other		5,608	3,195	549	222	9,574
Total		$141,781	$34,026	$68,891	$8,842	$253,540

Warrant investments	Warrants held at December 31, 2019	Valuation technique	Fair value as at December 31, 2018	Purchase/(sales)	Unrealized gain/(loss)	Foreign currency translation	Fair value as at December 31, 2019
Bonterra Resources Inc.	1,000,000	Black Scholes	$19	$356	($62)	$10	$323
Novo Resources Corp.	14,000,000	Barrier Option Pricing	1,027	—	211	44	1,282
De Grey Mining Ltd.	—	Black Scholes	163	—	(167)	4	—
Total			$1,209	$356	($18)	$58	$1,605

The inputs used to value the warrant investments as of December 31, 2019 are as follows:

Input	Bonterra Resources Inc.	Novo Resources Corp.
Closing share price (C$)	$2.25	$3.81
Exercise price (C$)	$3.10	$6.00
Remaining life of the warrants (years)	1.64	0.68
Volatility	56.61%	49.57%
Risk-free interest rate	1.69%	1.69%
Barrier (C$)	—	$12.00
Rebate (C$)	—	$6.00